Document and Entity Information	Nov. 07, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001873951
Document Type	8-K
Document Period End Date	Nov. 07, 2025
Entity Registrant Name	Exzeo Group, Inc.
Entity Incorporation State Country Code	FL
Entity File Number	001-42937
Entity Tax Identification Number	85-2578837
Entity Address, Address Line One	1000 Century Park Drive
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	(813)
Local Phone Number	776-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	XZO
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true